Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant subsidiaries [Line Items]
Current assets	$ 35,130	$ 21,056
Non-current assets	76,863	95,950	$ 101,239
Current liabilities	(13,989)	(11,366)
Non-current liabilities	(37,334)	(42,914)
Net assets	60,670	62,726
Net assets attributable to NCI	5,078	5,468
Revenue	43,638	36,135	28,567
Profit after taxation	4,823	6,222	(6,207)
Other comprehensive income	(97)	(49)	23
Total comprehensive income	4,726	6,173	(6,184)
Profit after taxation attributable to NCI	1,118	332	178
Net operating cash flow	18,461	16,804	10,625
Net investing cash flow	(5,921)	(4,161)	(7,245)
Net financing cash flow	(10,891)	(9,133)	284
Dividends paid to NCI	$ 1,582	$ 575	$ 62
Minera Escondida Limitada [Member]
Disclosure of significant subsidiaries [Line Items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 2,751	$ 2,107
Non-current assets	13,389	14,528
Current liabilities	(1,781)	(1,339)
Non-current liabilities	(4,352)	(4,300)
Net assets	10,007	10,996
Net assets attributable to NCI	4,253	4,673
Revenue	8,775	4,576
Profit after taxation	2,221	516
Other comprehensive income	(2)
Total comprehensive income	2,219	516
Profit after taxation attributable to NCI	944	219
Other comprehensive income attributable to NCI	(1)
Net operating cash flow	5,041	1,964
Net investing cash flow	(997)	(999)
Net financing cash flow	(3,392)	(968)
Dividends paid to NCI	1,469	507
Other individually immaterial subsidiaries [Member]
Disclosure of significant subsidiaries [Line Items]
Net assets attributable to NCI	825	795
Profit after taxation attributable to NCI	174	113
Other comprehensive income attributable to NCI	1
Dividends paid to NCI	135	74
Subsidiaries with material non-controlling interests [member]
Disclosure of significant subsidiaries [Line Items]
Net assets attributable to NCI	5,078	5,468
Profit after taxation attributable to NCI	1,118	332
Dividends paid to NCI	$ 1,604	$ 581